SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Less: Accumulated depreciation
Total	$ 3,948	$ 11,696
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Electronic equipment	6,888	6,625
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Electronic equipment	$ 27,404	$ 34,541